CORPORATE BORROWINGS AND CAPITAL AND FINANCING LEASE OBLIGATIONS (Details 3) (USD $)	0 Months Ended	12 Months Ended		12 Months Ended	0 Months Ended				0 Months Ended					0 Months Ended		0 Months Ended				0 Months Ended					0 Months Ended	12 Months Ended	0 Months Ended			12 Months Ended	0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended
	Jul. 02, 2012 Fourth Amendment Predecessor	Dec. 31, 2013 Senior Secured Credit Facility item	Apr. 30, 2013 Senior Secured Credit Facility	Mar. 29, 2012 Senior Secured Credit Facility Incremental Amendment Predecessor	Apr. 30, 2013 Senior Secured Credit Facility Base rate	Apr. 30, 2013 Senior Secured Credit Facility LIBOR	Apr. 30, 2013 Revolving credit facility due in 2018	Dec. 31, 2013 Revolving credit facility due in 2018	Apr. 30, 2013 Revolving credit facility due in 2018 Base rate Minimum	Apr. 30, 2013 Revolving credit facility due in 2018 Base rate Maximum	Apr. 30, 2013 Revolving credit facility due in 2018 LIBOR Minimum	Apr. 30, 2013 Revolving credit facility due in 2018 LIBOR Maximum	Dec. 15, 2010 Term loan facility due 2013 Third Amendment Predecessor	Feb. 22, 2012 Term loan facility due 2013 Incremental Amendment Predecessor	Dec. 15, 2010 Revolving credit facility Third Amendment Predecessor	Jul. 02, 2012 Revolving credit facility Fourth Amendment Predecessor	Apr. 30, 2013 Credit Facility term loans due 2016	Dec. 31, 2012 Credit Facility term loans due 2016	Dec. 15, 2010 Credit Facility term loans due 2016 Third Amendment Predecessor	Jul. 02, 2012 Credit Facility term loans due 2016 Fourth Amendment Predecessor	Apr. 30, 2013 Credit Facility term loans due 2016 LIBOR Minimum	Jul. 02, 2012 Credit Facility term loans due 2016 LIBOR Fourth Amendment Predecessor Minimum	Apr. 30, 2013 Credit Facility term loans due 2018	Dec. 31, 2012 Credit Facility term loans due 2018	Feb. 22, 2012 Credit Facility term loans due 2018 Incremental Amendment Predecessor	Dec. 31, 2013 Credit Facility term loans due 2018 Fourth Amendment	Jul. 02, 2012 Credit Facility term loans due 2018 Fourth Amendment Predecessor	Apr. 30, 2013 Credit Facility term loans due 2018 LIBOR Minimum	Apr. 30, 2013 Credit Facility term loans due in 2020	Dec. 31, 2013 Credit Facility term loans due in 2020	Apr. 30, 2013 Credit Facility term loans due in 2020 Base rate	Apr. 30, 2013 Credit Facility term loans due in 2020 LIBOR	Dec. 31, 2013 Credit Facility term loans due in 2020 LIBOR Minimum	Dec. 31, 2013 8% Senior Subordinated Notes due 2014	Aug. 30, 2012 8% Senior Subordinated Notes due 2014 Predecessor	Mar. 29, 2012 8% Senior Subordinated Notes due 2014 Predecessor	Apr. 06, 2012 8% Senior Subordinated Notes due 2014 Predecessor	Feb. 07, 2012 8% Senior Subordinated Notes due 2014 Predecessor	Feb. 24, 2004 8% Senior Subordinated Notes due 2014 Predecessor	Feb. 12, 2012 8% Senior Subordinated Notes due 2014 Incremental Amendment Predecessor
Corporate borrowings and capital and financing lease obligations
Aggregate principal amount													$ 142,528,000						$ 476,597,000						$ 300,000,000														$ 300,000,000
Maximum borrowing capacity			925,000,000				150,000,000								192,500,000														775,000,000
Stated interest rate (as a percent)																																		8.00%					8.00%	8.00%
Net proceeds received from issuance of debt																									297,000,000
Discount on issuance of credit facility (as a percent)																									1.00%
Required annual repayments of principal (as a percent)																									1.00%
Annual repayments of debt																									3,000,000				7,750,000
Capitalized deferred financing costs				5,157,000			6,909,000																						2,217,000
Redemption price of debt instrument (as a percent)														100.00%			100.00%						100.00%												100.00%		100.00%
Outstanding aggregate principal balance														140,657,000			464,088,000						296,250,000							769,188,000								300,000,000
Loss/(Gain) on the modification of the debt		(130,000)		383,000																															1,297,000	(640,000)
Interest rate for borrowings (as a percent)														2.021%			4.25%						4.75%
Variable rate basis					Base rate	LIBOR								LIBOR			LIBOR			LIBOR							LIBOR		LIBOR
Spread on variable rate basis (as a percent)									1.25%	1.50%	2.25%	2.50%		1.75%			3.25%						3.75%			3.25%				2.75%	1.75%	2.75%
Reference rate (as a percent)					1.75%	0.75%															1.00%	1.00%						1.00%					0.75%
Consent fee payable as a percentage of principal amount	0.25%
Consent fees reflected in purchase accounting adjustments	2,256,000															438,000				1,108,000							710,000
Required quarterly repayments of principal (as a percent)																													0.25%
Principal repayments per quarter																													1,937,500
Discount percentage on issuance of term loan																													0.25%
Borrowings outstanding under the Revolving Credit Facility								0
Outstanding letters of credit								11,502,000
Available borrowing capacity								138,498,000
Unused commitment fee (as a percent)							0.50%
Fee on undrawn amount of the letter of credit (as a percent)							0.25%
Interest rate (as a percent)																		4.25%						4.75%						3.50%
Maximum senior secured leverage ratio		3.25
Principal amount of guarantor or any significant subsidiary considered for defaults under other indebtedness, minimum		25,000,000
Number of uninsured judgments against the entity, any guarantor, or any significant subsidiary for specified principal amount considered as events of default, minimum		1
Principal amount for which uninsured judgments against the entity, any guarantor, or any significant subsidiary considered as events of default		$ 25,000,000
Stay of enforcement period		60 days